Summary of Significant Accounting Policies (Acquired Intangible Assets, Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2013
Domain names [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years
Domain names [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	3 years
Source code [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	8 years
Source code [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	5 years
Technology [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years
Technology [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	2 years
Non-compete agreement [Member] | Maximum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	5 years
Non-compete agreement [Member] | Minimum [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	1 year
Trade mark [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	3 years
Operating license [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	8 years
Customer relationship [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	3 years
User base [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	1 year